Document and Entity Information	12 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	GWB
Entity Registrant Name	Great Western Bancorp, Inc.
Entity Central Index Key	0001613665